Federated Hermes Global Equity Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.5%
		Australia—1.1%
7,204		Goodman Group	$122,103
		Austria—0.5%
913		OMV AG	50,516
		Brazil—0.8%
23,600		Magazine Luiza SA	83,249
		Canada—1.8%
180	[1]	Lululemon Athletica, Inc.	72,031
2,468		Rogers Communications, Inc., Class B	125,742
		TOTAL	197,773
		China—1.4%
9,000	[1]	China Mengniu Dairy Co. Ltd.	54,116
5,500		Ping An Insurance (Group) Co. of China Ltd.	42,675
40,875		Shenzhen International Holdings Ltd.	53,305
		TOTAL	150,096
		Denmark—1.4%
1,548		Novo Nordisk A/S	154,704
		Finland—0.8%
4,513		Stora Enso Oyj, Class R	88,392
		France—0.4%
410		Vinci SA	44,096
		Hong Kong—1.5%
9,034		AIA Group Ltd.	107,834
900		Hong Kong Exchanges & Clearing Ltd.	56,700
		TOTAL	164,534
		Hungary—0.9%
1,601	[1]	OTP Bank RT	96,669
		India—0.4%
600		Dr. Reddy's Laboratories Ltd.	38,681
		Indonesia—0.5%
213,100		PT Telekomunikasi Indonesia Tbk	50,732
		TOTAL
		Israel—0.3%
100	[1]	Solaredge Technologies, Inc.	28,978
		Italy—1.2%
1,915		Prysmian SpA	72,129
5,074		UniCredit SpA	63,248
		TOTAL	135,377
		Japan—5.5%
600		Daifuku Co.	52,965
600		FUJIFILM Holdings Corp.	49,412
1,600		Kurita Water Industries Ltd.	75,004
1,000		Nitto Denko Corp.	75,903
800		Omron Corp.	75,392
3,700		ORIX Corp.	69,173
8,400		Panasonic Corp.	100,071

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
1,000		Sony Group Corp.	$103,321
		TOTAL	601,241
		Netherlands—3.2%
340		ASML Holding NV	284,163
1,125		Philips Lighting Newco BV	63,098
		TOTAL	347,261
		Norway—1.8%
3,722		Aker BP ASA	97,191
14,218		Norsk Hydro ASA	98,306
		TOTAL	195,497
		South Korea—3.1%
37		LG Household & Health Care Ltd.	46,600
2,886		Samsung Electronics Co. Ltd.	190,494
304		Samsung Fire & Marine Insurance	59,183
447		SK Hynix, Inc.	40,892
		TOTAL	337,169
		Spain—1.0%
3,855		Iberdrola SA	47,747
2,153	[1]	Siemens Gamesa Renewable Energy SA	63,897
		TOTAL	111,644
		Sweden—2.2%
2,392		Essity Aktiebolag	76,765
3,858		Husqvarna AB, Class B	51,810
6,246		Svenska Cellulosa AB SCA, Class B	110,356
		TOTAL	238,931
		Switzerland—4.3%
285		Lonza Group AG	241,037
716		Nestle S.A.	90,534
354		Roche Holding AG	142,105
		TOTAL	473,676
		Taiwan—2.6%
9,000		Giant Manufacturing Co. Ltd.	108,536
1,480		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	176,135
		TOTAL	284,671
		United Kingdom—2.7%
715		AstraZeneca PLC	83,514
18,318		M&G PLC	51,852
3,697		Prudential PLC	77,052
9,008		Tate & Lyle PLC	87,408
		TOTAL	299,826
		United States—60.1%
1,776		Abbott Laboratories	224,433
611		Accenture PLC	205,638
1,000		Activision Blizzard, Inc.	82,370
83	[1]	Alphabet, Inc., Class A	240,198
56	[1]	Alphabet, Inc., Class C	162,917
90	[1]	Amazon.com, Inc.	312,371
701		American Tower Corp.	204,811
453		American Water Works Co., Inc.	82,559
365		Amgen, Inc.	82,319

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
466		Analog Devices, Inc.	$75,935
2,967		Apple, Inc.	450,480
3,717		Bank of America Corp.	155,185
618		Best Buy Co., Inc.	72,003
1,043		Capital One Financial Corp.	173,107
380		Chubb Ltd.	69,890
1,434		Citigroup, Inc.	103,119
527	[1]	Copart, Inc.	76,057
200	[1]	Crowdstrike Holdings, Inc.	56,200
2,257	[1]	Delta Air Lines, Inc.	91,273
1,780	[1]	Discovery, Inc., Class A	51,335
287	[1]	DocuSign, Inc.	85,021
417		FedEx Corp.	110,793
1,028		Fortune Brands Home & Security, Inc.	100,096
1,150		Hess Corp.	79,063
817	[1]	Ingersoll-Rand, Inc.	43,317
731	[1]	Keysight Technologies, Inc.	131,127
703		Kimberly-Clark Corp.	96,880
243		Lam Research Corp.	146,971
1,188		Microsoft Corp.	358,634
168		MSCI, Inc., Class A	106,609
1,064		NVIDIA Corp.	238,176
122	[1]	O'Reilly Automotive, Inc.	72,478
421	[1]	PayPal Holdings, Inc.	121,526
982		Procter & Gamble Co.	139,827
980		Prudential Financial, Inc.	103,762
416		Robert Half International, Inc.	43,014
493	[1]	Royal Caribbean Cruises Ltd.	40,786
317	[1]	Salesforce.com, Inc.	84,091
906		The Travelers Cos., Inc.	144,697
393		Thermo Fisher Scientific, Inc.	218,095
1,751		TJX Cos., Inc.	127,333
717		Trane Technologies PLC	142,325
1,180		UGI Corp.	54,646
335	[1]	Veeva Systems, Inc.	111,213
1,548		Verizon Communications, Inc.	85,140
661		Visa, Inc., Class A	151,435
1,351	[1]	Walt Disney Co.	244,936
1,960		Weyerhaeuser Co.	70,560
590		Zoetis, Inc.	120,690
		TOTAL	6,545,441
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $7,374,831)	10,841,257
		OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	57,058
		TOTAL NET ASSETS—100%	$10,898,315

Non-income-producing security.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$6,545,441	$—	$—	$6,545,441
International	486,135	3,809,681	—	4,295,816
TOTAL SECURITIES	$7,031,576	$3,809,681	$—	$10,841,257
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt